Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities - Divestitures and sale of debt securities (Details)
€ in Thousands
	1 Months Ended	12 Months Ended
	Dec. 31, 2023 facility	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration		€ 134,423	€ 175,300	€ 238,446
Cash consideration		134,423	175,300	238,446
Divestitures
Proceeds from divestitures		326,696	126,454	201,203
Cash portion of proceeds from divestitures		261,796	117,832	196,960
Non-cash portion of proceeds from divestitures		€ 64,900	€ 8,622	€ 4,243
National Cardiovascular Partners | Care Delivery
Divestitures
Number of facilities providing outpatient cardiac catheterization and vascular laboratory services, in which company had ownership interests, divested | facility	21